N-2 - USD ($)			3 Months Ended
		Sep. 13, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001268884
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		CBRE Global Real Estate Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES (as a percentage of offering price)
Maximum Sales Charge(1)	1.00%*
Offering Costs(2)	0.07%
Dividend Reinvestment Plan Fees(3)	None

____________

*        The maximum sales charge for offerings made at the market is 1.00%.

Sales Load [Percent]	[1],[2]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[3]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]	[4]
Percentage of Net Assets Attributable to Common Shares(4)
ANNUAL EXPENSES
Management Fees(5)	1.20%
Other Expenses(6)	0.22%
Total Annual Expenses Excluding Interest Expense	1.42%
Interest Payment on Borrowed Funds(7)	2.52%
Total Annual Expenses Including Interest Expense	3.94%

____________

(1)      Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the sales price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.

(2)      Assuming a Common Share offering price of $6.35 (the Trust’s closing price on the NYSE on September 6, 2024). Assumes all of the Common Shares being offered by this Prospectus Supplement and the accompanying prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $173,000.

(3)      Common Shareholders will pay brokerage charges if they direct Computershare Trust Company N.A., the plan agent, to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus. There are no fees charged to Common Shareholders for participating in the Trust’s dividend reinvestment plan. However, Common Shareholders participating in the Trust’s dividend reinvestment plan that elect to sell their Common Shares obtained pursuant to the plan through the plan agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.

(4)      The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.

(5)      The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.

(6)      Based on estimated amounts for the current fiscal year.

(7)      Based on actual borrowings as of June 30, 2024, increased to account for leverage on the additional assets under management, assuming completion of the proposed offering, and utilizing the interest rate as of that same date of 6.08%. This requires that the Trust utilizes financial leverage through borrowings in an amount equal to the maximum allowed under the current credit facility with the Bank of New York (“BNY”) of $400 million. To reach the regulatory borrowing limit of 33 1/3% of the Trust’s capital, the credit facility with BNY would need to be increased from its current maximum borrowing limit of $400 million.

Management Fees [Percent]	[5]	1.20%
Interest Expenses on Borrowings [Percent]	[6]	2.52%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.22%
Total Annual Expenses [Percent]		3.94%
Expense Example [Table Text Block]	[8]

Example

The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs of $173,000, that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Trust and that the Trust’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred(2)	$50	$129	$211	$422

____________

(1)      The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Summary of Trust Expenses table are accurate and that all distributions are reinvested at net asset value. The example uses the 3.94% annual expense calculated above for the 10 year period. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(2)      Assumes that leverage remains 30% of the Trust’s Managed Assets throughout the periods reflected.

Expense Example, Year 01	[9]	$ 50
Expense Example, Years 1 to 3	[9]	129
Expense Example, Years 1 to 5	[9]	211
Expense Example, Years 1 to 10	[9]	$ 422
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives.    The Trust’s primary investment objective is high current income. The Trust’s secondary investment objective is capital appreciation. There can be no assurance that the Trust will achieve its investment objectives or that the Trust’s investment strategies will be successful.

Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for each of the quarters indicated: (i) the high and low market prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the high and low NAV of the Common Shares, and (iii) the high and low of the premium/(discount) to NAV (expressed as a percentage) of the Common Shares.

	Market Price(1)		Net Asset Value(2)		Premium/(Discount)(1)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
June 2024	$5.29	$4.70	$5.76	$5.17	(5.08)%	(9.97)%
March 2024	$5.52	$4.97	$6.22	$5.53	(5.62)%	(12.85)%
December 2023	$5.43	$3.90	$6.27	$4.53	(11.31)%	(15.25)%
September 2023	$5.59	$4.46	$6.22	$5.01	(5.56)%	(12.79)%
June 2023	$5.54	$4.98	$6.38	$5.61	(9.90)%	(18.50)%
March 2023	$7.14	$5.10	$7.54	$5.83	1.36%	(17.58)%
December 2022	$6.46	$5.30	$6.66	$5.68	(3.00)%	(6.69)%
September 2022	$8.28	$5.59	$8.50	$5.97	(2.59)%	(6.37)%
June 2022	$9.18	$6.77	$9.68	$7.10	(5.17)%	(4.65)%
March 2022	$9.78	$7.98	$10.38	$8.85	(5.78)%	(9.83)%

____________

(1)      Source: The Advisor, based on public information available via Factset.

(2)      Source: NYSE.

Lowest Price or Bid	[10]		$ 4.7	$ 4.97	$ 3.9	$ 4.46	$ 4.98	$ 5.1	$ 5.3	$ 5.59	$ 6.77	$ 7.98
Highest Price or Bid	[10]		5.29	5.52	5.43	5.59	5.54	7.14	6.46	8.28	9.18	9.78
Lowest Price or Bid, NAV	[11]		5.17	5.53	4.53	5.01	5.61	5.83	5.68	5.97	7.1	8.85
Highest Price or Bid, NAV	[11]		$ 5.76	$ 6.22	$ 6.27	$ 6.22	$ 6.38	$ 7.54	$ 6.66	$ 8.5	$ 9.68	$ 10.38
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		(5.08%)	(5.62%)	(11.31%)	(5.56%)	(9.90%)	1.36%	(3.00%)	(2.59%)	(5.17%)	(5.78%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		(9.97%)	(12.85%)	(15.25%)	(12.79%)	(18.50%)	(17.58%)	(6.69%)	(6.37%)	(4.65%)	(9.83%)
Latest Premium (Discount) to NAV [Percent]		3.40%

[1]	Represents the estimated commission with respect to the Common Shares being sold in this offering. There is no guarantee that there will be any sales of the Common Shares pursuant to this Prospectus Supplement and the accompanying prospectus. Actual sales of the Common Shares under this Prospectus Supplement and the accompanying prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the sales price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	The maximum sales charge for offerings made at the market is 1.00%.
[3]	Common Shareholders will pay brokerage charges if they direct Computershare Trust Company N.A., the plan agent, to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan” in the accompanying prospectus. There are no fees charged to Common Shareholders for participating in the Trust’s dividend reinvestment plan. However, Common Shareholders participating in the Trust’s dividend reinvestment plan that elect to sell their Common Shares obtained pursuant to the plan through the plan agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission.
[4]	The table below estimates what the Trust’s annual expenses would be stated as percentages of the Trust’s net assets attributable to Common Shares.
[5]	The Advisor receives an annual fee, payable monthly in arrears, in an amount equal to 0.85% of the average daily value of the Trust’s Managed Assets. “Managed Assets” means the total assets of the Trust minus the sum of the accrued liabilities (other than the aggregate indebtedness or other liabilities constituting financial leverage). If the Trust uses leverage, the amount of fees paid to the Advisor for investment management services will be higher than if the Trust does not use leverage because the fees paid are calculated on the Trust’s Managed Assets, which include assets purchased with leverage. Consequently, since the Trust has leverage outstanding, the management fee as a percentage of net assets attributable to Common Shares is higher than if the Trust did not utilize leverage.
[6]	Based on actual borrowings as of June 30, 2024, increased to account for leverage on the additional assets under management, assuming completion of the proposed offering, and utilizing the interest rate as of that same date of 6.08%. This requires that the Trust utilizes financial leverage through borrowings in an amount equal to the maximum allowed under the current credit facility with the Bank of New York (“BNY”) of $400 million. To reach the regulatory borrowing limit of 33 1/3% of the Trust’s capital, the credit facility with BNY would need to be increased from its current maximum borrowing limit of $400 million.
[7]	Based on estimated amounts for the current fiscal year.
[8]	The example should not be considered a representation of future expenses. The example assumes that the amounts set forth in the Summary of Trust Expenses table are accurate and that all distributions are reinvested at net asset value. The example uses the 3.94% annual expense calculated above for the 10 year period. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Assumes that leverage remains 30% of the Trust’s Managed Assets throughout the periods reflected.
[10]	Source: The Advisor, based on public information available via Factset.
[11]	Source: NYSE.